FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Carrying Value	$ 19,017	$ 17,479
Fair Value	$ 18,721	$ 17,364